Intangibles (Movements in maintenance rights) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 1,464,599
Maintenance rights at end of period	1,088,246	$ 1,464,599
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	1,464,599	2,117,034
EOL and MR contract maintenance rights expense	(157,792)	(355,845)
MR contract maintenance rights write-off due to maintenance liability release	(29,656)	(77,494)
EOL contract maintenance rights write-off due to cash receipt	(99,671)	(106,433)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(89,234)	(112,663)
Maintenance rights at end of period	$ 1,088,246	$ 1,464,599